DISTRIBUTION RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
DISTRIBUTION RIGHTS
Schedule of distribution rights

	2011	2012
Released:
Beginning balance as of January 1	850,155	291,043
Addition	1,744,977	2,985,347
Amortization	(2,331,266)	(2,792,844)
Exchange difference	27,177	3,811

Ending balance as December 31	291,043	487,357
In production and not released	3,372,923	10,919,335

Total	3,663,966	11,406,692